UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

This Form N-Q relates solely to the Registrant’s Prudential Global Real Estate Fund.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2016

Date of reporting period:	1/31/2016

Item 1. Schedule of Investments

Prudential Global Real Estate Fund

Schedule of Investments

as of January 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS — 98.9%
Australia — 6.5%
Charter Hall Office, REIT (Escrow Shares)*	590,800	$—
Dexus Property Group, REIT	4,784,489	25,234,869
Goodman Group, REIT	5,325,085	23,317,049
Investa Office Fund, REIT	4,363,494	12,204,047
Lend Lease Group	2,067,069	19,302,433
Mirvac Group, REIT	15,619,356	21,326,894
Scentre Group, REIT	6,191,755	19,341,529
Stockland, REIT	5,158,525	15,135,505
Vicinity Centres	12,781,152	26,608,728
Westfield Corp., REIT	6,343,739	45,158,520

		207,629,574

Canada — 2.0%
Boardwalk Real Estate Investment Trust, REIT	685,318	21,544,297
Brookfield Canada Office Properties, REIT	452,562	8,441,320
Canadian Apartment Properties, REIT	936,433	19,993,369
Chartwell Retirement Residences	1,639,292	14,919,675

		64,898,661

France — 2.9%
Fonciere des Regions, REIT	183,611	15,600,730
Klepierre, REIT	561,062	24,317,433
Unibail-Rodamco SE, REIT	211,710	53,363,698

		93,281,861

Germany — 2.9%
ADO Properties SA, RegS, 144A*	444,084	12,404,487
Alstria Office REIT AG, REIT*	936,497	11,666,774
LEG Immobilien AG*	211,418	17,161,189
TLG Immobilien AG	845,862	16,140,557
VIB Vermoegen AG	427,096	7,703,468
Vonovia SE	946,139	28,836,996

		93,913,471

Hong Kong — 5.6%
Henderson Land Development Co. Ltd.	3,832,630	20,876,589
Hongkong Land Holdings Ltd.	7,479,700	46,897,719
Link REIT, REIT	2,417,500	13,869,162
Sun Hung Kai Properties Ltd.	7,889,935	85,599,899
Wharf Holdings Ltd. (The)	2,670,000	12,494,867

		179,738,236

Ireland — 1.4%
Green REIT PLC, REIT	8,961,680	14,551,490
Hibernia REIT PLC, REIT	13,808,168	19,356,057
Irish Residential Properties REIT PLC, REIT*	10,455,412	12,515,551

		46,423,098

Japan — 12.3%
Activia Properties, Inc., REIT	7,213	32,402,294
Daito Trust Construction Co. Ltd.	286,500	36,424,457
Daiwa House Industry Co. Ltd.	1,809,600	51,090,664
Daiwa House REIT Investment Corp., REIT	918	3,540,629
GLP J-REIT, REIT	15,282	14,882,151
Japan Real Estate Investment Corp., REIT	1,987	10,554,937
Japan Retail Fund Investment Corp., REIT	5,527	11,707,660
Kenedix Retail REIT Corp., REIT	4,632	9,415,840
Mitsubishi Estate Co. Ltd.	3,204,780	63,444,006

Mitsui Fudosan Co. Ltd.	5,241,339	123,385,755
Sumitomo Realty & Development Co. Ltd.	1,422,252	39,868,965

		396,717,358

Mexico — 0.1%
Prologis Property Mexico SA de CV, REIT*	1,237,350	1,800,997

Netherlands — 0.4%
Eurocommercial Properties NV	286,583	12,526,869

Singapore — 3.4%
Ascendas Real Estate Investment Trust, REIT	8,386,912	13,751,916
Cache Logistics Trust, REIT	17,500,100	10,716,078
CapitaLand Ltd.	3,627,700	7,885,906
Keppel REIT	36,618,500	23,056,237
Mapletree Commercial Trust, REIT	25,353,800	23,829,422
Suntec Real Estate Investment Trust, REIT	28,134,000	31,423,600

		110,663,159

Spain — 0.4%
Axiare Patrimonio SOCIMI SA, REIT*	1,053,610	12,760,516

Sweden — 1.6%
Atrium Ljungberg AB (Class B Stock)	784,580	11,346,650
Fabege AB	759,210	11,770,427
Hufvudstaden AB (Class A Stock)	911,108	12,555,112
Kungsleden AB	1,357,215	9,076,167
Pandox AB*	495,828	7,724,975

		52,473,331

Switzerland — 0.4%
PSP Swiss Property AG*	160,278	13,658,184

United Kingdom — 7.4%
Big Yellow Group PLC, REIT	1,443,397	15,896,147
British Land Co. PLC (The), REIT	3,676,410	38,945,911
Derwent London PLC, REIT	378,822	17,570,087
Empiric Student Property PLC, REIT	8,013,331	12,874,082
Great Portland Estates PLC, REIT	2,145,446	23,530,269
Hammerson PLC, REIT	2,661,702	22,236,260
Kennedy Wilson Europe Real Estate PLC	629,615	10,041,762
Land Securities Group PLC, REIT	2,964,418	46,492,250
Segro PLC, REIT	3,667,668	23,016,738
Shaftesbury PLC, REIT	1,041,859	12,506,968
Tritax Big Box REIT PLC	7,783,164	14,417,374

		237,527,848

United States — 51.6%
Acadia Realty Trust, REIT	989,211	33,732,095
Apartment Investment & Management Co., REIT (Class A Stock)	994,687	38,941,996
AvalonBay Communities, Inc., REIT(a)	487,785	83,650,250
Camden Property Trust, REIT	729,529	55,663,063
Chesapeake Lodging Trust, REIT	983,667	24,709,715
Community Healthcare Trust, Inc.	557,465	10,324,252
Duke Realty Corp., REIT	2,645,161	53,247,091
Empire State Realty Trust, Inc., REIT (Class A Stock)	1,714,566	28,376,067
Equinix, Inc., REIT(a)	118,091	36,675,522
Equity LifeStyle Properties, Inc., REIT	653,160	43,056,307
Equity One, Inc., REIT	1,540,034	42,689,742
Equity Residential, REIT	1,319,637	101,730,816
Extra Space Storage, Inc., REIT	774,527	70,241,854
Federal Realty Investment Trust	287,257	43,326,973
First Industrial Realty Trust, Inc., REIT	1,520,196	31,300,836

First Potomac Realty Trust, REIT	2,779,952	27,215,730
General Growth Properties, Inc., REIT	2,354,998	66,034,144
Healthcare Realty Trust, Inc., REIT(a)	835,805	24,271,777
Hilton Worldwide Holdings, Inc.	1,886,904	33,605,760
Hudson Pacific Properties, Inc., REIT	1,507,671	38,309,920
Kilroy Realty Corp., REIT	515,366	28,793,498
La Quinta Holdings, Inc.*	151,641	1,719,609
Monogram Residential Trust, Inc., REIT	2,206,940	19,244,517
National Retail Properties, Inc., REIT	1,169,936	50,237,052
New York REIT, Inc., REIT(a)	5,534,111	56,890,661
Parkway Properties, Inc., REIT	1,502,457	20,238,096
Pennsylvania Real Estate Investment Trust, REIT(a)	1,063,075	20,815,009
Physicians Realty Trust, REIT	1,767,949	30,178,889
Public Storage, REIT(a)	238,782	60,545,564
Retail Properties of America, Inc., REIT (Class A Stock)	3,193,040	49,524,050
Simon Property Group, Inc., REIT	767,828	143,031,000
SL Green Realty Corp., REIT	397,384	38,391,268
Sovran Self Storage, Inc., REIT	470,361	53,000,278
STORE Capital Corp., REIT	915,102	22,685,379
Sunstone Hotel Investors, Inc., REIT	3,308,657	39,306,845
Taubman Centers, Inc., REIT	458,036	32,538,877
Tier REIT, Inc., REIT(a)	1,135,578	17,453,834
Weingarten Realty Investors, REIT	19,521	681,088
Welltower, Inc., REIT(a)	1,459,372	90,802,126

		1,663,181,550

TOTAL COMMON STOCKS (cost $2,976,388,112)		3,187,194,713

	Units
RIGHTS*(d)
United Kingdom
Tritax Big Box REIT PLC, expiring 02/11/2016 (cost $—)	707,560	60,492

TOTAL LONG-TERM INVESTMENTS (cost $2,976,388,112)		3,187,255,205

SHORT-TERM INVESTMENT — 2.9%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $91,722,202; includes $65,112,798 of cash collateral for securities on loan)(b)(c)	91,722,202	91,722,202

TOTAL INVESTMENTS — 101.8% (cost $3,068,110,314)(e)		3,278,977,407
Liabilities in excess of other assets — (1.8)%		(56,686,310)

NET ASSETS — 100.0%		$3,222,291,097

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
OTC	Over-the-counter

RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT	Real Estate Investment Trust
*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $65,131,478; cash collateral of $65,112,798 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Fund remained in compliance.

Securities on loan are subject to contractual netting arrangements.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	The amount represents fair value of derivative instruments subject to equity risk exposure as of January 31, 2016.
(e)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$3,131,919,767

Appreciation	282,186,691
Depreciation	(135,129,051)

Net Unrealized Appreciation	$147,057,640

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$207,629,574	$—
Canada	64,898,661	—	—
France	—	93,281,861	—
Germany	31,774,729	62,138,742	—
Hong Kong	46,897,719	132,840,517	—
Ireland	31,871,608	14,551,490	—
Japan	—	396,717,358	—
Mexico	1,800,997	—	—
Netherlands	—	12,526,869	—
Singapore	—	110,663,159	—
Spain	12,760,516	—	—
Sweden	—	52,473,331	—
Switzerland	—	13,658,184	—
United Kingdom	27,291,456	210,236,392	—
United States	1,663,181,550	—	—
Rights
United Kingdom	—	60,492	—
Affiliated Money Market Mutual Fund	91,722,202	—	—

Total	$1,972,199,438	$1,306,777,969	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$7,092,202	L1 to L2	Official Close to Model Price
Common Stocks	40,613,182	L2 to L1	Model Price to Official Close

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2016 were as follows:

Retail REITs	23.1%
Diversified Real Estate Activities	14.3
Residential REITs	12.7
Diversified REITs	11.9
Office REITs	10.7
Specialized REITs	7.3
Real Estate Operating Companies	5.8
Health Care REITs	4.8
Industrial REITs	4.2
Affiliated Money Market Mutual Fund (including 2.0% of collateral for securities on loan)	2.9
Hotel & Resort REITs	2.0
Hotels, Resorts & Cruise Lines	1.3
Health Care Facilities	0.5
Real Estate Development	0.3

101.8
Liabilities in excess of other assets	(1.8)

100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permits the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-Notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 12

By	(Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    March 17, 2016

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    March 17, 2016

By	(Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date     March 17, 2016

*	Print the name and title of each signing officer under his or her signature.